UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-02201

                                 Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

                           Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

13 King Street

                           Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	December 31, 2014

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
CORPORATE DEBT SECURITIES (77.92%)
AUTOMOTIVE (0.99%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB-	$1,000	$1,524,024
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB-	500	715,520

			2,239,544

CHEMICALS (2.73%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	621,623
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	450,357
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	528,059
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	A3/A-	1,500	1,898,586
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,643,218

			6,141,843

DIVERSIFIED FINANCIAL SERVICES (15.95%)
AerCap Ireland Capital, Ltd. /AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21, 144A	Ba2/BB+	1,500	1,518,750
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/BB+	252	295,470
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-	190	216,332
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	500	579,736
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	440,450
Chase Capital II, Ltd. Gtd., Series B, 0.74%, 02/01/27(b),(c)	Baa2/BBB-	70	58,800
Citigroup, Inc., Sr. Unsec. Notes, 8.50%, 05/22/19	Baa2/A-	595	741,410
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-	125	191,367
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	1,200	1,314,803
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-	500	587,244
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(c)	Ba1/BBB-	1,750	1,690,377
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	255,789
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,904,236
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(b),(d)	Baa1/A+	3,500	4,073,125
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,414,507
HSBC Capital Funding LP, Bank Gtd., 10.176%, 06/30/30, 144A(b),(d)	Baa2/BBB-	2,180	3,280,900
HSBC USA Capital Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(c)	NA/BBB-	2,500	2,532,665
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB	2,500	2,540,185
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(b),(d)	Ba1/BBB-	2,000	2,152,600
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A3/A	175	189,696
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A3/A	105	114,101
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19(b),(d)	Ba3/BB	2,200	2,203,960
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa2/A-	300	333,259
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	WR/NR	100	100,137
UBS AG Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB	2,000	2,354,712
US Bank NA Cincinnati OH, Sr. Unsec. Notes, 0.713%, 10/28/19(b),(c)	Aa3/AA-	2,850	2,856,695

			35,941,306

ENERGY (12.22%)
Access Midstream Partners LP / ACMP Finance Corp., Co. Gty., 4.875%, 05/15/23(c)	Ba2/BB+	1,200	1,218,000
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB	3,250	3,481,244
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,133,797
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(c)	B3/B+	2,190	2,222,850
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,169,334
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43, 144A(b),(c)	Ba1/BB	1,940	1,881,800
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	1,225,010
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,096,875

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	$100	$128,384
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(c)	NA/BBB-	1,000	1,087,102
Kinder Morgan, Inc., Co. Gty., 4.30%, 06/01/25(c)	Baa3/BBB-	605	605,282
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa3/BBB-	1,000	883,012
Lukoil International Finance BV, Co. Gty., 4.563%, 04/24/23, 144A	Baa3/BBB-	250	200,000
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	71,410
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	152,946
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	727,336
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	A3/BBB+	250	295,625
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	A3/BBB+	750	841,875
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,097,459
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	461,387
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,370,567
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	790,099
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa3/BBB-	2,000	1,862,970
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,429,453
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BB+	81	94,533

			27,528,350

FOOD AND BEVERAGE (0.19%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A2/A	325	393,653
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A2/A	27	41,683

			435,336

HEALTHCARE (1.06%)
Endo Financial LLC & Endo Finco, Inc., Co. Gty., 5.375%, 01/15/23, 144A	B1/B+	750	735,000
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	799,687
Medtronic, Inc., Sr. Unsec. Notes, 4.625%, 03/15/45, 144A	A3/A	775	840,092

			2,374,779

INDUSTRIAL (2.62%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	1,000	1,027,500
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Ba1/BBB-	640	719,588
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Ba1/BBB-	244	249,260
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	561,462
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	671,979
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23, 144A	NA/BBB-	2,200	2,101,000
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	567,980

			5,898,769

INSURANCE (8.48%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,302,272
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,420,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/58(b),(c)	Baa2/BBB	2,500	3,387,500
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	154,128
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB+	500	512,500
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,543,617
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	317,588
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(c)	Baa3/BBB	500	500,000
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	806,749
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(c)	Baa2/BBB	500	715,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)	Baa2/BBB	1,000	1,625,000

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	$215	$340,658
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	143,364
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa2/BBB+	1,000	1,167,500
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42(b),(c)	Baa2/BBB+	2,500	2,637,500
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	535,000

			19,108,376

MEDIA (9.80%)
CCOH Safari LLC, Co. Gty., 5.50%, 12/01/22(c)	B1/BB-	1,800	1,827,000
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,782,722
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,836,477
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	635,719
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	192,777
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,457,442
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,005,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NA	100	109,000
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,929,348
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(c)	Ba3/B+	1,780	1,793,350
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	2,041,000
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,080,318
VTR Finance BV, 6.875%, 01/15/24, 144A(c)	B1/B+	1,365	1,392,300

			22,082,453

MINING (1.38%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa2/BBB	500	622,721
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	322,087
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	107,539
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(c)	Baa2/BBB	1,000	898,986
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(c)	Baa2/BBB	1,415	1,156,961

			3,108,294

PAPER (2.12%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22(c)	Baa3/BBB-	1,085	1,115,129
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,345,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,323,161

			4,783,290

REAL ESTATE INVESTMENT TRUST (REIT) (1.98%)
BioMed Realty LP, Co. Gty., 6.125%, 04/15/20(c)	Baa3/BBB	350	398,765
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB	500	562,890
Duke Realty LP, Co. Gty., 8.25%, 08/15/19	Baa2/BBB	500	616,850
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,208,223
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(c)	Baa2/BBB	1,500	1,666,773

			4,453,501

TECHNOLOGY (0.30%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/A-	60	71,479
NCR Corp., Co. Gtd., 5.875%, 12/15/21(c)	Ba3/BB	580	595,950

			667,429

TELECOMMUNICATIONS (8.65%)
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,407,272
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,199,312
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,954,316
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(c)	B1/NA	500	467,500
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba3/BB-	500	561,250
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba3/BB-	500	527,500

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
CORPORATE DEBT SECURITIES (Continued)
TELECOMMUNICATIONS (Continued)
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	$1,500	$1,875,993
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)	Baa3/BBB-	1,000	1,003,515
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)	Baa3/BBB-	1,100	1,103,373
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)	Baa3/BBB-	500	515,367
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B2/BB-	1,500	1,320,000
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B2/BB-	1,000	967,500
T-Mobile USA, Inc., Co. Gty., 6.25%, 04/01/21(c)	Ba3/BB	935	956,973
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23(c)	Ba3/BB	1,325	1,356,800
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,270,576

			19,487,247

TRANSPORTATION (4.77%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BB+	2,346	2,392,631
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	282,184
British Airways PLC, Pass Through Certs., 5.625%, 12/20/21, 144A	Baa3/BBB	1,330	1,410,132
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BB	210	218,971
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/BBB	746	845,504
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB-	968	1,086,253
Delta Air Lines, Pass Through Certs., Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	338	67,520
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	2,021,419
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(c)	A3/BBB	864	971,662
Stena AB, Sr. Unsec. Notes, 7.00%, 02/01/24, 144A	B2/BB	1,040	951,600
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BB+	500	503,750

			10,751,626

UTILITIES (4.68%)
Avista Corp., 5.95%, 06/01/18	A2/A-	500	566,225
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,167,807
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(d)	A3/BBB+	2,000	2,050,000
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,232,033
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	663,786
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,337,500
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	533,680
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,156,780
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	80	95,234
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A	Baa1/BBB	750	746,709

			10,549,754

TOTAL CORPORATE DEBT SECURITIES (Cost of $153,709,638)			175,551,897

ASSET BACKED SECURITIES (4.44%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.531%, 10/19/24, 144A(b)	NR/AA	2,000	1,989,440
Ares XXIII CLO, Ltd., Series 2012-1AR, Class BR1, 2.431%, 04/19/23, 144A(b)	NR/AA	2,000	1,990,500
Carlyle Global Market Strategies, Series 2014-3A, Class B, 3.384%, 07/27/26, 144A(b)	A2/NA	2,500	2,452,350
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.425%, 05/25/36, 144A(b)	A3/AAA	31	29,130

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
ASSET BACKED SECURITIES (Continued)
Dryden XXIV Senior Loan Fund Notes, Class A, CLO, 1.662%, 11/15/23, 144A(b)	Aaa/AAA	$2,500	$2,502,750
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/01/37(f)	A2/AA	53	47,327
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/01/36(f)	Ca/CCC	153	94,164
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	219	234,108
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	628	664,516

TOTAL ASSET BACKED SECURITIES (Cost of $10,074,933)			10,004,285

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.66%)
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/01/30, 144A	A3/A-	1,400	1,414,732
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/10/48, 144A(b)	NA/A	735	719,184
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)	Ba2/NA	1,000	1,018,626
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.292%, 10/01/30, 144A(b)	NA/A	2,710	2,748,420
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 10/15/30(c)	A2/NA	2,000	2,128,092
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.796%, 08/12/45, 144A(b)	Baa2/NA	210	225,991
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A	NA/A+	1,624	1,812,547
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A	NA/A	426	422,678

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $10,312,434)			10,490,270

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.55%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	—	129
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	—	458
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	234	268,353
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	1	509
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	—	82
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	13	15,111
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	5	6,214
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	2	2,430
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	2	2,111
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	481	547,584
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	233	260,731
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	66	74,676
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	15	15,129
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	14	15,341
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	14	16,840
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	8	8,997

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $994,357)			1,234,695

MUNICIPAL BONDS (1.60%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	232,001
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	186,457
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/A+	1,500	2,302,500
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	755	888,069

TOTAL MUNICIPAL BONDS (Cost of $2,663,333)			3,609,027

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

	Moody’s/
	Standard &	Principal
	Poor’s Rating(a)	Amount (000’s)	Value
U.S. TREASURY SECURITIES (6.01%)
U.S. Treasury Note, 1.50%, 11/30/19	Aaa/AA+	$1,485	$1,475,603
U.S. Treasury Note, 2.125%, 08/15/21	Aaa/AA+	1,315	1,330,513
U.S. Treasury Note, 2.50%, 05/15/24	Aaa/AA+	1,130	1,164,076
U.S. Treasury Note, 2.375%, 08/15/24	Aaa/AA+	1,778	1,810,921
U.S. Treasury Note, 2.25%, 11/15/24	Aaa/AA+	4,225	4,253,388
U.S. Treasury Note, 3.125%, 08/15/44	Aaa/AA+	3,260	3,509,592

TOTAL U.S. TREASURY SECURITIES (Cost of $13,335,189)			13,544,093

		Shares
COMMON STOCK (0.02%)
MEDIA (0.02%)
Quad Graphics, Inc.		2,132	48,951

TOTAL COMMON STOCK (Cost of $84,899)			48,951

PREFERRED STOCK (1.21%)
CoBank ACB, Series F, 6.250%, 144A		20,000	2,015,626
Federal Home Loan Mortgage Corp, Series Z, 0.000% (g),(h)		53,779	212,427
US BANCORP, Series A, 3.500%		615	502,763

TOTAL PREFERRED STOCK (Cost of $3,868,939)			2,730,816

TOTAL INVESTMENTS (96.41%)
(Cost $195,043,722)*			217,214,034

OTHER ASSETS AND LIABILITIES (3.59%)			8,084,415

NET ASSETS (100.00%)			$225,298,449

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2014 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of December 31, 2014.
(c)	This security is callable.
(d)	Security is perpetual. Date shown is next call date.
(e)	Investment was in default as of December 31, 2014.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2014.
(g)	Non-income producing security.
(h)	Dividend was discontinued as of September 7, 2008.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2014, these securities amounted to $69,242,518 or 30.73% of net assets.

*Aggregate cost for Federal income tax purposes is $195,043,722.
Gross unrealized appreciation	$25,313,922
Gross unrealized depreciation	(3,143,610)

Net unrealized appreciation	$22,170,312

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS    (unaudited) — continued

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2014

(unaudited)

A. Security Valuation – In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2014, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2014.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/14	Price	Inputs	Inputs
CORPORATE DEBT SECURITIES	$175,551,897	$—	$175,551,897	$—
ASSET BACKED SECURITIES	10,004,285	—	10,004,285	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	10,490,270	—	10,490,270	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	1,234,695	—	1,234,695	—
MUNICIPAL BONDS	3,609,027	—	3,609,027	—
U.S. TREASURY SECURITIES	13,544,093	—	13,544,093	—
COMMON STOCK *	48,951	48,951	—	—
PREFERRED STOCK	2,730,816	2,730,816	—	—
TOTAL INVESTMENTS	$217,214,034	$2,779,767	$214,434,267	$—
*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2014 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2014, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date March 2, 2015

By (Signature and Title)* /s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date March 2, 2015

* Print the name and title of each signing officer under his or her signature.